Share Capital - Common Shares Issued and Outstanding (Details) CAD / shares in Units, CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD shares CAD / shares	Dec. 31, 2016 CAD shares	Aug. 14, 2017 shares
Reconciliation of number of shares outstanding [abstract]
Stock options exercised (in shares) | shares	437,000	1,245,000
Payments to acquire or redeem entity's shares | CAD	CAD 175	CAD 0
Common shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding, beginning of year (in shares) | shares	613,600,000	612,300,000
Stock options exercised (in shares) | shares	400,000	1,300,000
Common shares purchased for cancellation (in shares) | shares	(3,500,000)	0
Number of shares outstanding, end of year (in shares) | shares	610,500,000	613,600,000
Balance, beginning of year | CAD	CAD 8,614	CAD 8,567
Stock options exercised | CAD	18	47
Common shares purchased for cancellation | CAD	(50)	0
Balance, end of year | CAD	CAD 8,582	CAD 8,614
Number of shares authorized for purchase and cancellation (in shares) | shares			11,500,000.0
Purchase and cancellation of treasury shares (cad per share) | CAD / shares	CAD 49.40
Payments to acquire or redeem entity's shares | CAD	CAD 175